VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Municipal Bonds(1)—96.2%
Alabama—1.1%
Southeast Energy Authority A Cooperative District, Natural Gas Revenue, Series E 5.000%, 10/1/30	$500	$537
California—0.8%
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	500	405
Colorado—6.9%
City & County of Denver, Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,120
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AG Insured) 5.250%, 12/1/54	200	211
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	400	405
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	1,470	1,553
		3,289

Connecticut—1.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	323
State of Connecticut, General Obligation, Series B 5.000%, 12/1/29	255	279
		602

Florida—11.0%
Central Florida Expressway Authority, Highway Toll Revenue, Senior Lien, Series B 4.000%, 7/1/30	230	231
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	500
Marion County School Board, Certificates of Participation (AG Insured) 5.000%, 6/1/43	625	663
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,703
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	680	787
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	935	945
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	430	449
		5,278

	Par Value	Value

Georgia—4.1%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	$550	$633
City of Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	551
Georgia Ports Authority Revenue 4.000%, 7/1/42	750	754
		1,938

Illinois—7.4%
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	275	295
City of Chicago, Water Revenue, Second Lien
(AG Insured) 5.250%, 11/1/32	350	363
Series 2017-2 (AG Insured) 5.000%, 11/1/31	500	518
Cook County School District No. 78 Rosemont, General Obligation (AG Insured) 5.000%, 12/1/38	1,000	1,069
State of Illinois, General Obligation 5.000%, 2/1/27	1,250	1,278
		3,523

Indiana—5.0%
Indiana Finance Authority, Parkview Health System Revenue, Series A 5.000%, 11/1/43	1,700	1,737
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	500	549
Zionsville Community Schools Building Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 7/15/31	100	112
		2,398

Kentucky—1.1%
Fayette County School District Finance Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 6/1/43	500	524
Louisiana—2.7%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	650	750
Series E 5.000%, 9/1/31	500	565
		1,315

Maryland—0.4%
Maryland Community Development Administration Revenue, Series A 1.250%, 3/1/30	200	180
See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Massachusetts—3.1%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Bond, Series B 5.000%, 7/1/40	$500	$567
Massachusetts Housing Finance Agency Revenue 2.300%, 12/1/40	500	391
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	512
		1,470

Michigan—1.1%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I 4.000%, 10/15/36	500	503
Minnesota—5.1%
Minneapolis Special School District No. 1, General Obligation, Series B
(SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,190
(SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,239
		2,429

New Jersey—4.5%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	500	577
Series AA 5.250%, 6/15/41	500	557
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	261
5.000%, 6/1/32	250	260
5.000%, 6/1/33	250	260
5.000%, 6/1/34	250	258
		2,173

New York—8.3%
Battery Park City Authority,
Miscellaneous Revenue 5.000%, 11/1/43	460	510
Miscellaneous Revenue 5.000%, 11/1/50	500	525
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue, Series A
(AG Insured) 3.000%, 1/1/36	250	238
(AG Insured) 3.000%, 1/1/37	100	94
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	375	391
New York City Transitional Finance Authority, Income Tax Revenue,
Series G-1 5.000%, 5/1/42	260	279
	Par Value	Value

New York—continued
Series H-1 5.000%, 11/1/41	$250	$273
Series H-1 5.500%, 11/1/51	135	145
New York Transportation Development Corp., Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	276
Port Authority of New York & New Jersey, (AMT) 5.000%, 10/15/31	1,130	1,248
		3,979

North Carolina—1.1%
City of Fayetteville, Public Works Commission Revenue 4.000%, 3/1/55	555	524
Ohio—1.5%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	431
Franklin County, Nationwide Children’s Hospital Revenue, Series A 5.250%, 11/1/55	250	263
		694

Oklahoma—1.1%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	500	543
Pennsylvania—10.3%
City of Philadelphia,
General Obligation, Series C 5.000%, 8/1/32	1,805	2,051
Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	306
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,589
		4,946

South Carolina—1.5%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/41	680	738
Tennessee—2.8%
Metropolitan Nashville Airport Authority (The) Revenue, Series A
5.250%, 7/1/47	250	263
5.000%, 7/1/52	250	256
Metropolitan Nashville Airport Authority (The) Revenue, Series B (AMT)
5.500%, 7/1/40	500	547
5.500%, 7/1/41	250	271
		1,337

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Texas—10.4%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	$190	$190
Central Texas Regional Mobility Authority, Highway Toll Revenue, Senior Lien, Series D 4.000%, 1/1/38	750	766
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	501
Lovejoy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/31	250	279
North Texas Tollway Authority, Highway Toll Revenue, Series A 5.000%, 1/1/28	295	295
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	1,045	1,237
State of Texas, General Obligation 5.000%, 10/1/43	750	819
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	250	258
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	645	645
		4,990

Virginia—1.3%
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue 5.000%, 2/1/36	550	622
Washington—1.8%
State of Washington, General Obligation, Series C 5.000%, 8/1/37	750	859
	Par Value	Value

	Wisconsin—0.5%
Public Finance Authority, Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	$250	$247
	Total Municipal Bonds (Identified Cost $45,788)	46,043

	Total Long-Term Investments—96.2% (Identified Cost $45,788)	46,043

	TOTAL INVESTMENTS—96.2% (Identified Cost $45,788)	$46,043
	Other assets and liabilities, net—3.8%	1,842
	NET ASSETS—100.0%	$47,885

Abbreviations:
AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SD CRED PROG	State Credit Enhancement Program
ST INTERCEPT	State Intercept

Footnote Legend:
(1)
At December 31, 2025, 17.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.

The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$46,043	$46,043
Total Investments	$46,043	$46,043
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Schedule of Investments

VIRTUS SEIX TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
As approved by the Board of Trustees of Virtus Opportunities Trust, pursuant to an Agreement and Plan of Reorganization, Virtus Seix Tax-Exempt Bond Fund (the “Acquired Fund”) will reorganize with and into Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, on or about April 10, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the Subadviser.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.